Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income	$ 1,090	$ 568
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,298	1,165
Income from equity investments, net of dividends	5	(8)
Allowance for funds used during construction ("AFUDC") - equity	(62)	(53)
Deferred income taxes, net	71	(191)
Net change in pension and post-retirement liabilities	(40)	(46)
Nova Scotia Power ("NSPI") fuel adjustment mechanism ("FAM")	(158)	451
Net change in fair value ("FV") of derivative instruments	13	228
Net change in regulatory assets and liabilities	296	(226)
Net change in capitalized transportation capacity	(65)	175
Impaiment charges	75	214
Gain on sale of the Labrador Island Link Partnership (LIL), excluding transaction costs	(4)	(191)
Other operating activities, net	40	108
Changes in non-cash working capital (note 31)	(757)	452
Net cash provided by operating activities	1,802	2,646
Investing activities
Additions to PP&E	(3,532)	(3,151)
Proceeds on disposal of assets	48	7
Proceeds from disposal of investment subject to significant influence	0	927
Other investing activities	2	(1)
Net cash used in investing activities	(3,482)	(2,218)
Financing activities
Change in short-term debt, net	(78)	56
Proceeds from short-term debt with maturities greater than 90 days	598	0
Proceeds from long-term debt, net of issuance costs	2,016	1,361
Retirement of long-term debt	(201)	(1,086)
Net proceeds (repayments) under committed credit facilities	119	(825)
Issuance of common stock, net of issuance costs	47	284
Dividends on common stock	(576)	(538)
Dividends on preferred stock	(75)	(73)
Other financing activities	(9)	3
Net cash provided (used in) by financing activities	1,841	(818)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash associated with assets held for sale	(11)	23
Net increase (decrease) in cash, cash equivalents, restricted cash and cash associated with assets held for sale	150	(367)
Cash, cash equivalents, restricted cash, and cash associated with assets held for sale, beginning of year	221	588
Cash, cash equivalents, restricted cash, and cash associated with assets held for sale, end of year	$ 371	$ 221